Investments accounted for using the equity method - Reconciliation (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Investments accounted for using the equity method
Opening balance	₺ 3,801,087	₺ 2,264,587
Shares of profit	1,525,175	522,221	[1]	₺ 191,303	[1]
Contribution to capital increase	543,356	1,014,279		1,614,614
Closing balance	₺ 5,869,618	₺ 3,801,087		₺ 2,264,587

[1]	Please refer to Note 2 (b) Restatement of financial statements during the hyperinflationary periods and Note 41 Discontinued operations